Equity Incentive Schemes and Stock Compensation Charges - Outstanding and Exercisable Share Options (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 166.51
Minimum Range Exercise Price (USD per share) | $ / shares	$ 32.37
Number of Shares (in shares)	553,746
Weighted Average Remaining Contractual Life	4 years 10 months 9 days
Weighted Average Exercise Price (USD per share) | $ / shares	$ 108.53
Number of Shares (in shares)	224,845
Weighted Average Exercise Price (USD per share) | $ / shares	$ 83.13
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 32.37
Number of Shares (in shares)	2,500
Weighted Average Remaining Contractual Life	3 months 29 days
Number of Shares (in shares)	2,500
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 37.90
Number of Shares (in shares)	920
Weighted Average Remaining Contractual Life	11 months 1 day
Number of Shares (in shares)	920
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 40.83
Number of Shares (in shares)	21,360
Weighted Average Remaining Contractual Life	1 year 4 months 20 days
Number of Shares (in shares)	21,360
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 47.03
Number of Shares (in shares)	479
Weighted Average Remaining Contractual Life	1 year 1 month 28 days
Number of Shares (in shares)	479
Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 48.67
Number of Shares (in shares)	1,027
Weighted Average Remaining Contractual Life	1 year 2 months 12 days
Number of Shares (in shares)	1,027
Range 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 65.60
Number of Shares (in shares)	29,381
Weighted Average Remaining Contractual Life	3 years 4 months 17 days
Number of Shares (in shares)	19,528
Range 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 66.47
Number of Shares (in shares)	2,621
Weighted Average Remaining Contractual Life	2 years 4 months 17 days
Number of Shares (in shares)	2,621
Range 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 68.39
Number of Shares (in shares)	24,508
Weighted Average Remaining Contractual Life	2 years 2 months 4 days
Number of Shares (in shares)	24,508
Range 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 71.95
Number of Shares (in shares)	73,193
Weighted Average Remaining Contractual Life	3 years 2 months 1 day
Number of Shares (in shares)	59,284
Range 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 83.47
Number of Shares (in shares)	58,159
Weighted Average Remaining Contractual Life	4 years 2 months 1 day
Number of Shares (in shares)	10,671
Range 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 90.03
Number of Shares (in shares)	45,154
Weighted Average Remaining Contractual Life	4 years 4 months 17 days
Number of Shares (in shares)	27,698
Range 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 115.11
Number of Shares (in shares)	68,016
Weighted Average Remaining Contractual Life	5 years 2 months 1 day
Number of Shares (in shares)	8,866
Range 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 125.74
Number of Shares (in shares)	39,664
Weighted Average Remaining Contractual Life	5 years 4 months 17 days
Number of Shares (in shares)	36,885
Range 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 137.47
Number of Shares (in shares)	6,045
Weighted Average Remaining Contractual Life	6 years 4 months 13 days
Number of Shares (in shares)	895
Range 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 140.38
Number of Shares (in shares)	75,061
Weighted Average Remaining Contractual Life	6 years 2 months 1 day
Number of Shares (in shares)	7,603
Range 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 159.33
Number of Shares (in shares)	98,128
Weighted Average Remaining Contractual Life	7 years 2 months 1 day
Number of Shares (in shares)	0
Range 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (USD per share) | $ / shares	$ 166.51
Number of Shares (in shares)	7,530
Weighted Average Remaining Contractual Life	7 years 5 months 19 days
Number of Shares (in shares)	0